Other Receivables	6 Months Ended
Jul. 31, 2023
Other Receivables
Other Receivables

Note 6 – Other Receivables

	July 31,	January 31,
	2023	2023
Net working capital adjustments receivable from acquisitions	86	384
Other receivables	13,047	11,274
	13,133	11,658

Other receivables include receivables related to sales and use taxes, income taxes, non-trade receivables and contract assets. At July 31, 2023, $0.1 million ($0.4 million as at January 31, 2023) of the net working capital adjustments receivable from acquisitions is recoverable from amounts held in escrow related to the respective acquisitions.